Trade and other receivables - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shareholder	Dec. 31, 2020 EUR (€)
Trade and other receivables
Increase In trade receivables	€ 8,437
Receivables sold without recourse	2,059	€ 1,377
Receivables from joint ventures in exploration and production activities	1,888	2,293
Other receivables	€ 1,430	€ 1,525
Expected credit loss rate	14.90%	22.40%
Trade and other current receivables	€ 18,850	€ 10,926
Counterparty risk mitigation	5,350	1,016
Gas take-or-pay contracts
Trade and other receivables
Other receivables	€ 325
Maximum
Trade and other receivables
Receivables, payment terms	180 days
Accumulated impairment
Trade and other receivables
Trade and other current receivables	€ (3,313)	€ (3,157)
Defaulted receivables
Trade and other receivables
Expected credit loss rate	50.50%	58.60%
Trade and other current receivables	€ 2,162	€ 1,716
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,209)	(2,429)
Euro
Trade and other receivables
Trade and other current receivables	12,275
US Dollars
Trade and other receivables
Trade and other current receivables	5,222
Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	681	1,015
Nigerian National Oil Company | Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	€ 474	605
Percentage of recovery of overdue receivables through implementation of plan	50.00%
Discount factor on receivables	8.00%
Overdue percentage on receivables due from operations	50.00%
Nigerian National Oil Company | Nigeria | Maximum
Trade and other receivables
Reimbursement of amount, period	2 years
Nigerian Privately Held Oil Company | Nigeria
Trade and other receivables
Cash call exposure	€ 195	134
PDVSA | Venezuela
Trade and other receivables
Other receivables	€ 538	376
Number of shareholders who purchased the receivables | shareholder	2
Expected credit loss rate	53.00%
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	€ (556)	(357)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	202	112
Utilizations	(135)	(82)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	348	231
Utilizations	(421)	(275)
Global Gas & LNG Portfolio
Trade and other receivables
Increase In trade receivables	5,636
Receivables sold without recourse	893
Global Gas & LNG Portfolio | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	94	7
Plenitude & Power
Trade and other receivables
Increase In trade receivables	1,039
Receivables sold without recourse	396
Plenitude & Power | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(239)	(200)
Plenitude & Power | Trade and other receivables | Accumulated impairment | Retail customer
Trade and other receivables
Utilizations	(196)	(178)
Plenitude & Power | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	71	84
Plenitude & Power | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	101	97
Refining & Marketing and Chemical
Trade and other receivables
Increase In trade receivables	1,405
Receivables sold without recourse	770
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(233)	(101)
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	€ 229	€ 118